Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Leases
2025	$ 3,343
2026	1,943
2027	1,097
2028	601
2029	319
2030 and thereafter	206
Total lease payments	7,509
Less: imputed interest	(531)
Total lease obligations	6,978
Current	3,075	$ 3,397
Long-term	$ 3,903	$ 3,923